Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Millions									12 Months Ended
	Sep. 27, 2022	Dec. 24, 2020	Dec. 23, 2020	Dec. 18, 2020	Dec. 17, 2020	May 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests									¥ 14,084	¥ 16,657
Gains (losses) recognised when control of subsidiary is lost									¥ 215	0	¥ (8)
Xiamen Airlines Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company									55.00%
Non-controlling interests									¥ 8,100	9,103
China Southern Air Logistics Co Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company		55.00%	100.00%						55.00%
Non-controlling interests									¥ 6,058	¥ 4,814
Guangzhou Baiyun International Logistic Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company						90.00%		61.00%
Proportion of ownership interest in subsidiary acquired							29.00%
General Aviation Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company				57.88%	100.00%
Consideration paid (received)	¥ 1,177
Gains (losses) recognised when control of subsidiary is lost	¥ 215